Nota 47 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Executive Directors (Details) € in Thousands	Jun. 30, 2018 EUR (€) shares
Group Executive Chairman | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 1,237
Variable remuneration	€ 992	[1]
Group Executive Chairman | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	128,323	[2]
CEO Member | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 983
Variable remuneration	€ 667	[1]
CEO Member | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	89,259	[2]
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 417
Variable remuneration	€ 120	[1]
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	15,707	[2]
Total [Member] | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 2,637
Variable remuneration	1,779	[1]
Remuneration in Kind Which Includes Insurance Premiums	€ 228
Total [Member] | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	233,289	[2]
Total [Member] | Members of the senior management [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 8,039,000
Variable remuneration	2,062	[3]
Remuneration in Kind Which Includes Insurance Premiums	€ 587
Total [Member] | Members of the senior management [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares | shares	269,957	[4]

[1]

(1) R emuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (“AVR”) for the year 2017 and the last third of the deferred AVR corresponding to the year 2014, along with its update in cash.

[2]

(1) R emuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (“AVR”) for the year 2017 and the last third of the deferred AVR corresponding to the year 2014, along with its update in cash.

[3]	1) Remuneration corresponding to the upfront portion (40%) of the AVR for the year 2017 and the last third of the deferred AVR corresponding to the year 2014, along with its update in cash.
[4]	1) Remuneration corresponding to the upfront portion (40%) of the AVR for the year 2017 and the last third of the deferred AVR corresponding to the year 2014, along with its update in cash.